CUSTOMER RECEIVABLE AND PAYABLES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CUSTOMER RECEIVABLE AND PAYABLES
Bad Debt Expense	$ 639	$ 15,000	$ 15,000	$ 0	$ 0